Additional Financial Information of Parent Company - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 6,066,137	$ 867,446	¥ 5,810,347		¥ 6,770,895
Short-term investments	11,048,309	1,579,887	15,002,903
Prepayments and other current assets	940,552	134,497	2,122,902
Total current assets	23,051,774	3,296,359	27,255,973
Investment in and amount due from subsidiaries/VIEs	303,621		318,435
Other non-current assets	346,512	49,551	98,532
Total non-current assets	21,270,254	3,041,606	14,031,102
TOTAL ASSETS	44,322,028	6,337,965	41,287,075
LIABILITIES
Amounts due to related parties	91,613		46,177
Income tax payable	421,707	60,303	336,220
Other tax payable	479,286	68,537	898,396
Accrued expenses and other current liabilities	1,211,279	173,211	1,141,758
TOTAL LIABILITIES	3,050,423	436,204	3,151,902
SHAREHOLDERS' EQUITY
Accumulated other comprehensive income	2,742,068	392,111	3,223,944
Accumulated deficit	(7,020,237)	(1,003,881)	(11,372,284)
TOTAL SHAREHOLDERS' EQUITY	40,523,792	5,794,825	37,692,103		35,617,304	¥ 33,657,233
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	44,322,028	6,337,965	41,287,075
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock Value	1,205	172	1,201
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock Value	140	20	142
Parent Company [Member]
Current assets:
Cash and cash equivalents	15,889	2,272	1,695,746	$ 242,488	¥ 59,957	¥ 273,112
Short-term investments	3,630,820	519,200	9,454,117
Prepayments and other current assets	98,060	14,022	373,648
Total current assets	3,744,769	535,494	11,523,511
Investment in and amount due from subsidiaries/VIEs	30,772,202	4,400,366	23,902,400
Long-term investments	4,859,544	694,906	1,748,347
Investments in equity investees	643,523	92,023	658,135
Other non-current assets	54,205	7,751	15,119
Total non-current assets	36,329,474	5,195,046	26,324,001
TOTAL ASSETS	40,074,243	5,730,540	37,847,512
LIABILITIES
Amounts due to related parties	14,058	2,010	0
Income tax payable	3,232	462	141,572
Other tax payable	0	0	9,693
Accrued expenses and other current liabilities	5,749	822	19,521
TOTAL LIABILITIES	23,039	3,294	170,786
SHAREHOLDERS' EQUITY
Treasury stock, at cost	0	0	0
Additional paid-in capital	44,328,028	6,338,824	45,823,723
Accumulated other comprehensive income	2,742,068	392,111	3,223,944
Accumulated deficit	(7,020,237)	(1,003,881)	(11,372,284)
TOTAL SHAREHOLDERS' EQUITY	40,051,204	5,727,246	37,676,726
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	40,074,243	5,730,540	37,847,512
Parent Company [Member] | Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock Value	1,205	172	1,201
Parent Company [Member] | Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock Value	¥ 140	$ 20	¥ 142